Segment reporting (Tables)	12 Months Ended
Apr. 30, 2026
Segment Reporting
Schedule of segment reporting

The following table sets forth a summary of single customers who represent 10% or more of the Group’s revenue:

	April 30, 2024	April 30, 2025	April 30, 2026	April 30, 2026
	SGD	SGD	SGD	USD

Customer A	12,637,595	4,697,422	4,453,249	3,496,034
Customer B	-	1,135,461	4,154,247	3,261,303
Customer C	-	2,302,648	3,681,038	2,889,808
Customer D	-	-	2,059,921	1,617,146
Customer E	4,759,149	-	-	-
	17,396,744	8,135,531	14,348,455	11,264,291